THE GCG TRUST
                              280 Park Avenue, Floor 14W
                                 New York, NY  10017





          January 3, 1996

          Securities and Exchange Commission
          450 Fifth Street, NW
          Washington, DC  20549

                    Re:  Filing pursuant to Rule 497(j)
                         of the Securities Act of 1933, as amended for The GCG Trust (File No. 33-23512)
                         ____________________________________________

          Dear Sirs:

          Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned on behalf of The GCG Trust (the "Registrant"), hereby submits this filing in lieu of a filing under Securities Act Rule 497(c) and certifies that:

               (1) the form of prospectus and statement of additional information that would have been filed under Securities Act Rule 497(c) would not have differed from that contained in the Registrant's most recent amendment to its registration statement; and

               (2) the text of the Registrant's most recent amendment to its registration statement has been filed electronically.

                                             Very truly yours,

                                             THE GCG TRUST
                                             (Registrant)


                                             By:  /s/ Mitchell M. Cox
                                                  Assistant Secretary


          cc:  Karen Anderberg